Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$33,539,121.93	0.1843417	$22,828,196.76	0.1254710	$10,710,925.17
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$103,829,121.93	0.0714963	$93,118,196.76	0.0641208	$10,710,925.17

Weighted Avg. Coupon (WAC)	5.24%		5.27%
Weighted Avg. Remaining Maturity (WARM)	19.15		18.36
Pool Receivables Balance	$134,778,713.25		$123,941,536.23
Remaining Number of Receivables	23,294		22,291

Adjusted Pool Balance	$133,741,148.31		$123,030,223.14

III. COLLECTIONS

Principal:
Principal Collections	$10,599,443.14
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$278,331.52
Total Principal Collections	$10,877,774.66

Interest:
Interest Collections	$573,289.14
Late Fees & Other Charges	$48,120.07
Interest on Repurchase Principal	$-
Total Interest Collections	$621,409.21

Collection Account Interest	$2,908.19
Reserve Account Interest	$2,254.15
Servicer Advances	$-

Total Collections	$11,504,346.21

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$11,504,346.21
Reserve Account Release	$-
Total Available for Distribution	$11,504,346.21

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$112,315.59	$-	$112,315.59	$112,315.59
Collection Account Interest					$2,908.19
Late Fees & Other Charges					$48,120.07
Total due to Servicer					$163,343.85

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$22,638.91		$22,638.91

Total Class A interest:		$22,638.91		$22,638.91	$22,638.91

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$11,217,054.87

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$10,710,925.17

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,710,925.17
Class A Notes Total:		$10,710,925.17		$10,710,925.17
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$10,710,925.17		$10,710,925.17

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					506,129.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,037,564.94
Beginning Period Amount	$1,037,564.94
Current Period Amortization	$126,251.85
Ending Period Required Amount	$911,313.09
Ending Period Amount	$911,313.09
Next Distribution Date Required Amount	$795,627.06

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	22.37%	24.31%	24.31%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.70%	21,779	96.54%	$119,648,254.75
30 - 60 Days	1.83%	408	2.70%	$3,347,884.41
61 - 90 Days	0.41%	91	0.66%	$814,450.59
91-120 Days	0.06%	13	0.11%	$130,946.48
121 + Days	0.00%	0	0.00%	$-
Total		22,291		$123,941,536.23

Delinquent Receivables 30+ Days Past Due
Current Period	2.30%	512	3.46%	$4,293,281.48
1st Preceding Collection Period	2.81%	654	4.31%	$5,811,562.41
2nd Preceding Collection Period	2.82%	689	4.29%	$6,271,891.15
3rd Preceding Collection Period	2.68%	684	4.05%	$6,443,366.09
Four-Month Average	2.65%		4.03%

Repossession in Current Period		22		$195,382.48
Repossession Inventory		55		$66,686.48

Current Charge-Offs
Gross Principal of Charge-Offs				$237,733.88
Recoveries				$(278,331.52)
Net Loss				$(40,597.64)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.36%

Average Pool Balance for Current Period				$129,360,124.74

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.38%
1st Preceding Collection Period				0.02%
2nd Preceding Collection Period				0.73%
3rd Preceding Collection Period				1.04%
Four-Month Average				0.35%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		27	2,532	$37,048,920.75
Recoveries		37	2,334	$(24,166,260.21)
Net Loss				$12,882,660.54
Cumulative Net Loss as a % of Initial Pool Balance				0.85%

Net Loss for Receivables that have experienced a Net Loss *		19	2,092	$13,040,023.08
Average Net Loss for Receivables that have experienced a Net Loss				$6,233.28

Principal Balance of Extensions				$936,572.61
Number of Extensions				103

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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